18. INTANGIBLE ASSETS (Details 1) - Discounted cash flow [Member]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GDP Brazil [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of discounted rate	2.63%	2.67%	3.07%	3.05%	2.57%
GDP Halal [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of discounted rate	3.20%	3.20%	3.20%	3.20%	3.30%
Inflation Brazil [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of discounted rate	4.00%	4.00%	4.00%	4.23%	4.09%